Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Deferred income taxes are provided for temporary differences. The significant components of deferred income tax assets and liabilities consist of the following.

(in millions)	2017	2016
Gross deferred income tax assets
Tax loss and credit carryforwards	$571	$675
Regulatory liabilities	596	292
Employee future benefits	143	155
Fair value of long-term debt adjustment	43	88
Unrealized foreign exchange losses on long-term debt	28	56
Other	8	57
	1,389	1,323
Deferred income tax assets valuation allowance	(44)	(56)
Net deferred income tax assets	$1,345	$1,267

Gross deferred income tax liabilities
Property, plant and equipment	$(3,353)	$(4,213)
Regulatory assets	(203)	(242)
Intangible assets	(87)	(75)
	(3,643)	(4,530)
Net deferred income tax liability	$(2,298)	$(3,263)

Schedule of Unrecognized Tax Benefits
The following table summarizes the change in unrecognized tax benefits during 2017 and 2016.

(in millions)	2017	2016
Total unrecognized tax benefits, beginning of year	$23	$13
Additions related to the current year	13	10
Adjustments related to prior years and U.S. Tax Reform	(8)	—
Total unrecognized tax benefits, end of year	$28	$23

Schedule of Components of Income Tax Expense
The components of the income tax expense were as follows.

(in millions)	2017	2016
Canadian
Earnings before income taxes	$461	$357

Current income taxes	41	66
Deferred income taxes	16	(23)
Total Canadian	$57	$43

Foreign
Earnings before income taxes	$1,252	$501

Current income taxes	3	(19)
Deferred income taxes	528	121
Total Foreign	$531	$102
Income tax expense	$588	$145

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

(in millions, except as noted)	2017	2016
Earnings before income taxes	$1,713	$858
Combined Canadian federal and provincial statutory income tax rate	28.0%	28.0%
Expected federal and provincial taxes at statutory rate	$480	$240
Increase (decrease) resulting from:
Enactment of U.S. Tax Reform	168	—
Foreign and other statutory rate differentials	31	(28)
Allowance for funds used during construction	(26)	(14)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(26)	(25)
Items capitalized for accounting purposes but expensed for income tax purposes	(21)	(26)
Release of valuation allowance and non-taxable portion of gain on dispositions	(17)	—
Other	(1)	(2)
Income tax expense	$588	$145
Effective tax rate	34.3%	16.9%

Summary of Operating Loss Carryforwards
As at December 31, 2017, the Corporation had the following tax carryforward amounts.

(in millions)	Expiring Year	2017
Canadian
Capital loss	n/a	$70
Non-capital loss	2025-2037	326
Other tax credits	2026-2037	2
		398
Unrecognized in the consolidated financial statements		(65)
		$333
Foreign
Capital loss	2018	$1
Federal and state net operating loss	2022-2037	1,850
Other tax credits	2021-2037	126
		1,977
Unrecognized in the consolidated financial statements		(1)
		$1,976
Total tax carryforwards		$2,309

Summary of Tax Carryforward Amounts
As at December 31, 2017, the Corporation had the following tax carryforward amounts.

(in millions)	Expiring Year	2017
Canadian
Capital loss	n/a	$70
Non-capital loss	2025-2037	326
Other tax credits	2026-2037	2
		398
Unrecognized in the consolidated financial statements		(65)
		$333
Foreign
Capital loss	2018	$1
Federal and state net operating loss	2022-2037	1,850
Other tax credits	2021-2037	126
		1,977
Unrecognized in the consolidated financial statements		(1)
		$1,976
Total tax carryforwards		$2,309